Senior Notes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 25, 2009
Debt
Principal	$ 600,000	$ 600,000
Carrying Value	596,974	596,506
Fair Value	638,625	662,118
Ownership interest in Decker (as a percent)	50.00%
Aggregate future maturities of long-term debt
2017	300,000
2019	300,000
Less discount on senior notes	(3,026)
Total long term debt	596,974	596,506
2017 notes
Debt
Interest rate (as a percent)	8.25%	8.25%
Principal	300,000	300,000
Carrying Value	298,727	298,471
Fair Value	313,125	329,418
Aggregate future maturities of long-term debt
Total long term debt	298,727	298,471
2019 notes
Debt
Interest rate (as a percent)	8.50%	8.50%
Principal	300,000	300,000
Carrying Value	298,248	298,035
Fair Value	325,500	332,700
Aggregate future maturities of long-term debt
Total long term debt	298,248	298,035
Senior Notes
Debt
Unamortized debt issuance costs	$ 8,922	$ 10,325	$ 14,200
Ownership interest in Decker (as a percent)	50.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control	101.00%